FINANCIAL INSTRUMENTS - Schedule of Net Debt to Equity Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)
Disclosure of detailed information about financial instruments [abstract]
Debt	$ 147,370,276	$ 64,680,498
Cash and current investment	6,734,165	15,292,960
Net debt	140,636,111	49,387,538
Shareholders' Equity	$ 294,221,535	$ 361,068,554	$ 439,846,824	$ 415,602,543
Net debt-to-equity ratio and shareholders’ equity	0.48	0.14